Condensed group statement of comprehensive income - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Statement of comprehensive income [abstract]
Profit (loss)		$ 3,354	$ (17,522)	$ 8,254	$ (21,907)
Items that may be reclassified subsequently to profit or loss
Gains (losses) on exchange differences on translation, before tax	[1]	902	1,371	297	(3,271)
Reclassification adjustments on exchange differences on translation, before tax		0	3	0	4
Gains (Losses) On Cash Flow Hedges And Costs Of Hedging, Before Tax [Line Items]		(207)	68	(269)	153
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, net of tax		(68)	(333)	(57)	109
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss		8	(37)	9	80
Other comprehensive income that will be reclassified to profit or loss, net of tax		635	1,072	(20)	(2,925)
Items that will not be reclassified to profit or loss
Other comprehensive income, before tax, gains (losses) on remeasurements of defined benefit plans	[2]	590	(1,960)	2,616	(241)
Other Comprehensive Income, Cash Flow Hedges To Be Transferred To Balance Sheet, Before Tax		1	(2)	3	(10)
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss		(165)	623	(753)	0
Other comprehensive income that will not be reclassified to profit or loss, net of tax		426	(1,339)	1,866	(251)
Other comprehensive income		1,061	(267)	1,846	(3,176)
Comprehensive income		4,415	(17,789)	10,100	(25,083)
Attributable to
Comprehensive income, attributable to owners of parent		4,183	(17,142)	9,643	(24,359)
Comprehensive income, attributable to non-controlling interests		$ 232	$ (647)	$ 457	$ (724)

[1]	Principally affected by movements in the Russian rouble against the US dollar.
[2]	See Note 1 - Basis of preparation - Pensions and other post-retirement benefits for further information.